Note 6 - Investments in Associate ("Minera Juanicipio S.A. DE C.V.") - Associate's Financial Position (Details) - Minera Juanicipio, S.A. de C.V. [member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Cash and cash equivalents	$ 16,715	$ 9,639
IVA and other receivables	9,146	3,861
TOTAL CURRENT ASSETS	25,861	13,500
Minerals, surface rights, exploration & development expenditures	161,975	116,117
TOTAL ASSETS	187,836	129,617
Payables to Peñoles and other vendors	5,736	1,217
Total current liabilities	5,736	1,217
Provision for reclamation and remediation costs	450	393
Deferred income tax liability	6,515	6,962
Total liabilities	12,701	8,572
Shareholders equity	175,135	121,045
TOTAL LIABILITIES	$ 187,836	$ 129,617